SEGMENTED INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 19,406	$ 18,083	$ 37,986	$ 36,027
Equity	166,636	161,645	166,636	161,645		$ 166,194
Equity accounted investments	87,682		87,682			79,881
Other financial assets	32,519		32,519			30,033
Goodwill	41,928		41,928			$ 43,355
Revenue from contracts with customers	15,831	14,600	30,991	29,143
Direct costs	14,939	13,915	29,077	27,365
Other income and gains	$ 375	$ 30	$ 448	$ 618
Ownership Interest Held by Non-Controlling Interest	110000000000.00%		110000000000.00%		110000000000.00%	350000000000.00%
The Corporation
Disclosure of operating segments [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]		73.00%		73.00%
Via BWS | Private Equity
Disclosure of operating segments [line items]
Proportion of Ownership Interest in a Subsidiary	0.16		0.16
Via BWS | Brookfield Asset Management ULC (BAM)
Disclosure of operating segments [line items]
Proportion of Ownership Interest in a Subsidiary		0.04		0.04
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	16.00%	73.00%	16.00%	73.00%
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	74.00%	74.00%	74.00%	74.00%
Basis of Calculation	100.00%		100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 42,483	$ 42,493	$ 42,483	$ 42,493	$ 42,483	$ 43,796
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,247	1,378	2,766	2,760
Intersegment interest income and other revenues	(1)	63	27	44
Operating segments
Disclosure of operating segments [line items]
Revenue	20,653	19,461	40,752	38,787
Asset management
Disclosure of operating segments [line items]
Revenue	2,277	2,429	4,371	4,413
Distributable Earnings	861	782	1,783	1,662
Revenue from contracts with customers	1,395	1,107	2,527	2,232
Direct costs	(2,200)	(2,000)	(4,200)	(3,900)
Interest income (expense)	(1,300)	(1,100)	(2,300)	(2,200)
Other income and gains			30
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					14,968	15,511
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,248	1,305	2,701	2,693
Asset management | Elimination of intersegment amounts | Partner managers
Disclosure of operating segments [line items]
Revenue	298	383	1,000	1,100
Direct costs	(253)	(309)	(693)	(745)
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	3,525	3,734	7,072	7,106
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	480	391	910	821
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					13,139	12,742
Energy
Disclosure of operating segments [line items]
Revenue	2,049	1,853	3,902	3,699
Funds from operations			(347)	(296)
Revenue from contracts with customers	1,800	1,764	3,537	3,487
Direct costs	(885)	(580)	(1,800)	(1,400)
Interest income (expense)	(560)	(531)	(1,100)	(1,000)
Other income and gains				(5)
Energy | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					4,729	4,860
Energy | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	1	3
Energy | Operating segments
Disclosure of operating segments [line items]
Revenue	2,049	1,853	3,903	3,702
Funds from operations	(177)	(155)
Corporate Activities
Disclosure of operating segments [line items]
Revenue	131	93	205	141
Funds from operations			286	291
Revenue from contracts with customers	0	0	0	0
Direct costs	(52)	(39)	(93)	(68)
Interest income (expense)	(189)	(188)	(372)	(367)
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					(20,172)	(18,659)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(12)	40	19	0
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	119	133	224	141
Funds from operations	140	121
Infrastructure
Disclosure of operating segments [line items]
Revenue	6,721	5,737	13,297	11,362
Funds from operations			(324)	(371)
Revenue from contracts with customers	5,793	4,944	11,518	9,804
Direct costs	(3,500)	(2,600)	(6,800)	(5,700)
Interest income (expense)	(1,100)	(865)	(2,100)	(1,800)
Other income and gains		38		416
Infrastructure | Common equity | Common shares
Disclosure of operating segments [line items]
Equity					2,097
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity						2,311
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	1	0	1
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	6,721	5,738	13,297	11,363
Funds from operations	(161)	(188)
Private Equity
Disclosure of operating segments [line items]
Revenue	7,026	6,964	13,837	13,941
Funds from operations			(202)	(241)
Revenue from contracts with customers	6,198	6,240	12,207	12,444
Direct costs	(4,800)	(5,000)	(9,400)	(9,900)
Interest income (expense)	(812)	(861)	(1,600)	(1,700)
Other income and gains		(8)		206
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					1,016	1,890
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(12)	10	13	23
Revenue from construction contracts		10	38	23
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	7,014	6,974	13,850	13,964
Funds from operations	(83)	(99)
Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	1,202	1,007	2,374	2,471
NOI	723	716	1,444	1,508
Revenue from contracts with customers	645	545	1,202	1,176
Real Estate1 [Member] | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					$ 26,706	$ 25,141
Real Estate1 [Member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	23	22	32	40
Real Estate1 [Member] | Operating segments
Disclosure of operating segments [line items]
Revenue	1,225	1,029	2,406	2,511
Real Estate
Disclosure of operating segments [line items]
Direct costs	$ (959)	$ (759)	(1,900)	(1,900)
BWS [Member]
Disclosure of operating segments [line items]
Purchase of interests in associates			$ 1,100	$ 2,200